Commitments and Contingencies (Details) - 12 months ended Jul. 31, 2025 ¥ in Millions, $ in Millions	USD ($)	JPY (¥)
Commitments and Contingencies [Abstract]
Gain from recovery of a bankruptcy claim	$ 4.7
Cash proceeds contingency gain	$ 4.7	¥ 700